Variable Interest Entities - Summary of Assets and Liabilities of Variable Interest Entities (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,803.2	$ 786.9	$ 546.7	$ 459.0
Inventories and other current assets, net	172.3	60.7
Advertising fund restricted assets - current	53.0
Property and equipment, net	2,437.1	801.5
Other assets, net	444.4	329.6
Total assets	21,338.0	5,785.5
Notes payable to Tim Hortons Inc. - current	1,044.8
Other accrued liabilities	102.4	59.5
Advertising fund liabilities - current	45.5
Other liabilities, net	707.8	317.9
Total liabilities	13,706.6	4,269.3
Equity of VIEs	1,877.4	1,516.2
Total liabilities and equity	21,338.0	$ 5,785.5
VIEs [Member] | Restaurant VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	5.9
Inventories and other current assets, net	5.2
Property and equipment, net	10.7
Other assets, net	0.2
Total assets	22.0
Notes payable to Tim Hortons Inc. - current	9.2
Other accrued liabilities	7.5
Notes payable to Tim Hortons Inc. - long-term	0.3
Other liabilities, net	3.9
Total liabilities	20.9
Equity of VIEs	1.1
Total liabilities and equity	22.0
VIEs [Member] | Advertising VIEs [Member]
Variable Interest Entity [Line Items]
Advertising fund restricted assets - current	53.0
Property and equipment, net	55.7
Other assets, net	0.4
Total assets	109.1
Notes payable to Tim Hortons Inc. - current	11.4
Other accrued liabilities	0.2
Advertising fund liabilities - current	45.5
Notes payable to Tim Hortons Inc. - long-term	45.5
Other liabilities, net	6.5
Total liabilities	109.1
Total liabilities and equity	$ 109.1